SCHEDULE OF FAIR VALUE ASSUMPTION (Details)	Dec. 23, 2025
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Measurement input	3.04
Measurement Input, Exercise Price [Member]
Business Combination [Line Items]
Measurement input	5.84
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Measurement input	3.78
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Measurement input	5.5
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Measurement input	75
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Measurement input	0